Other Intangible Assets, Net and Goodwill - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 550.1	$ 527.8
Accumulated Amortization	(185.6)	(145.3)	$ (207.3)
Impairment	0.0	(2.6)
Net Carrying Value	364.5	379.9
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	19.0	16.9
Accumulated Amortization	(14.6)	(12.5)
Impairment	0.0	(0.1)
Net Carrying Value	$ 4.4	$ 4.3
Weighted Average Remaining Life (Years)	2 years 10 months 24 days	2 years 3 months 12 days
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 17.2	$ 17.0
Accumulated Amortization	(7.8)	(7.1)
Impairment	0.0	0.0
Net Carrying Value	$ 9.4	$ 9.9
Weighted Average Remaining Life (Years)	15 years 6 months	16 years 7 months
Customer lists and contracts
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 510.6	$ 491.3
Accumulated Amortization	(163.1)	(125.6)
Impairment	0.0	(2.5)
Net Carrying Value	$ 347.5	$ 363.2
Weighted Average Remaining Life (Years)	13 years 7 months 6 days	14 years 7 months 18 days
Operating permits
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 2.9	$ 2.2
Accumulated Amortization	0.0	0.0
Impairment	0.0	0.0
Net Carrying Value	2.9	2.2
Above/below market leases
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	0.4	0.4
Accumulated Amortization	(0.1)	(0.1)
Impairment	0.0	0.0
Net Carrying Value	$ 0.3	$ 0.3
Weighted Average Remaining Life (Years)	10 years 7 months 6 days	11 years 7 months 6 days